Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements reflect the operations of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. As of September 30, 2013, the Company uses the equity method of accounting to account for its investment in S & I Ophthalmic, LLC (“S & I Ophthalmic”), a joint venture between the Company and an indirect subsidiary (“Sun Pharmaceutical Subsidiary”) of Sun Pharmaceutical Industries Ltd. (“Sun Pharmaceutical”), an international specialty pharmaceutical company focused on chronic diseases (Note 7).

Principles of Consolidation

The accompanying consolidated financial statements reflect the operations of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Revenue Recognition

Revenue Recognition

The Company generates revenue through contractual agreements with collaborative partners (known as exclusive channel collaborations, “ECC” or “ECCs”) whereby the partners obtain exclusive access to the Company’s proprietary technology for use in the research, development and commercialization of products and/or treatments in a contractually specified field of use. Generally, the terms of these collaborative agreements provide that the Company receive some or all of the following: (i) upfront payments upon consummation of the agreement, (ii) reimbursements for costs incurred by the Company for research and development and/or manufacturing efforts related to specific application provided for in the agreement, (iii) milestone payments upon the achievement of specified development, regulatory and commercial activities, and (iv) royalties on sales of products arising from the collaboration.

The Company’s collaboration agreements typically contain multiple elements, or deliverables, including technology licenses, research and development services, and in certain cases manufacturing services. Effective January 1, 2011, the Company adopted the provisions of Accounting Standards Update (“ASU”) No. 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements (“ASU 2009-13”). In accordance with the provisions of ASU 2009-13, the Company identifies the deliverables within the agreements and evaluates which deliverables represent separate units of accounting. Analyzing the agreements to identify deliverables requires the use of judgment. A deliverable is considered a separate unit of accounting when the deliverable has value to the collaborative partner on a standalone basis based on the consideration of the relevant facts and circumstances for each agreement.

Consideration received is allocated at the inception of the agreement to all identified units of accounting based on their relative selling price. When available, the relative selling price for each deliverable is determined using vendor specific objective evidence (“VSOE”) of selling price or third-party evidence of selling price, if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists, the Company uses its best estimate of the selling price (“BESP”) for the deliverable. The amount of allocable consideration is limited to amounts that are fixed or determinable. The consideration received is allocated among the separate units of accounting, and the applicable revenue recognition criteria are applied to each of the separate units. The Company recognizes the revenue allocated to each unit of accounting as the Company delivers the related goods or services. If the Company determines that certain deliverables should be treated as a single unit of accounting, then the revenue is recognized using either a proportional performance or straight-line method, depending on whether the Company can reasonably estimate the level of effort required to complete its performance obligations under an arrangement and whether such performance obligations are provided on a best-efforts basis. As the Company cannot reasonably estimate its performance obligations related to its collaborators, the Company recognizes revenue on a straight-line basis over the period it expects to complete its performance obligations.

The terms of the Company’s agreements may provide for milestone payments upon achievement of certain defined events. The Company applies ASU No. 2010-17, Revenue Recognition – Milestone Method (“ASU 2010-17” or “Milestone Method”). Under the Milestone Method, the Company recognizes consideration that is contingent upon the achievement of a milestone in its entirety as revenue in the period in which the milestone is achieved only if the milestone is substantive in its entirety. A milestone is considered substantive when it meets all of the following criteria:

(1)	The consideration is commensurate with either the entity’s performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the entity’s performance to achieve the milestone;

(2)	The consideration relates solely to past performance; and

(3)	The consideration is reasonable relative to all of the deliverables and payment terms with the arrangement.

In the event that a milestone is not considered substantive, the Company recognizes the milestone consideration as revenue using the same method applied to upfront payments.

Research and development services are a deliverable satisfied by the Company in accordance with the terms of the collaboration agreements and the Company considers these services to be inseparable from the license to the core technology; thus, reimbursements of services performed are recognized as revenue. Further, because reimbursement (i) is contingent upon performance of the services by the Company, (ii) does not include a profit component, and (iii) does not relate to any future deliverable, the revenue is recognized during the period in which the related services are performed and collection of such amounts is reasonable assured. Payments received from manufacturing services will be recognized when the earnings process related to the manufactured materials has been completed. Royalties to be received under the agreements will be recognized as earned.

The Company also generates revenue from other licenses of certain technologies and rental and other income from sublease agreements. License revenue is recognized on a straight-line basis over the term of the license agreement. Deferred revenue is recorded on the consolidated balance sheet when cash is received prior to the period in which the revenue is earned. Sublease and laboratory services revenues are recognized in the period in which they are earned.

Revenue Recognition

The Company generates revenue through contractual agreements with collaborative partners (known as exclusive channel collaborations, “ECC” or “ECCs”) whereby the partners obtain exclusive access to the Company’s proprietary technology for use in the research, development and commercialization of products and/or treatments in a contractually specified field of use. Generally, the terms of these collaborative agreements provide that the Company receive some or all of the following: (i) upfront payments upon consummation of the agreement, (ii) reimbursements for costs incurred by the Company for research and development and/or manufacturing efforts related to specific application provided for in the agreement, (iii) milestone payments upon the achievement of specified development, regulatory and commercial activities, and (iv) royalties on sales of products arising from the collaboration.

The Company’s collaboration agreements typically contain multiple elements, or deliverables, including technology licenses, research and development services, and in certain cases manufacturing services. Effective January 1, 2011, the Company adopted the provisions of Accounting Standards Update (“ASU”) No. 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements (“ASU 2009-13”). In accordance with the provisions of ASU 2009-13, the Company identifies the deliverables within the agreements and evaluates which deliverables represent separate units of accounting. Analyzing the agreements to identify deliverables requires the use of judgment. A deliverable is considered a separate unit of accounting when the deliverable has value to the collaborative partner on a standalone basis based on the consideration of the relevant facts and circumstances for each agreement.

Consideration received is allocated at the inception of the agreement to all identified units of accounting based on their relative selling price. When available, the relative selling price for each deliverable is determined using vendor specific objective evidence (“VSOE”) of selling price or third-party evidence of selling price, if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists, the Company uses its best estimate of the selling price (“BESP”) for the deliverable. The amount of allocable consideration is limited to amounts that are fixed or determinable. The consideration received is allocated among the separate units of accounting, and the applicable revenue recognition criteria are applied to each of the separate units. The Company recognizes the revenue allocated to each unit of accounting as we deliver the related goods or services. If the Company determines that certain deliverables should be treated as a single unit of accounting, then the revenue is recognized using either a proportional performance or straight-line method, depending on whether the Company can reasonably estimate the level of effort required to complete its performance obligations under an arrangement and whether such performance obligations are provided on a best-efforts basis. As the Company cannot reasonably estimate its performance obligations related to its collaborators, the Company recognizes revenue on a straight-line basis over the period it expects to complete its performance obligations.

The terms of the Company’s agreements may provide for milestone payments upon achievement of certain defined events. The Company applies ASU No. 2010-17, Revenue Recognition — Milestone Method (“ASU 2010-17” or “Milestone Method”). Under the Milestone Method, the Company recognizes consideration that is contingent upon the achievement of a milestone in its entirety as revenue in the period in which the milestone is achieved only if the milestone is substantive in its entirety. A milestone is considered substantive when it meets all of the following criteria:

(1)	The consideration is commensurate with either the entity’s performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the entity’s performance to achieve the milestone;

(2)	The consideration relates solely to past performance; and

(3)	The consideration is reasonable relative to all of the deliverables and payment terms with the arrangement.

In the event that a milestone is not considered substantive, the Company recognizes the milestone consideration as revenue using the same method applied to upfront payments.

Research and development services are a deliverable satisfied by the Company in accordance with the terms of the collaboration agreements and the Company considers these services to be inseparable from the license to the core technology; thus, reimbursements of services performed are recognized as revenue. Further, because reimbursement (i) is contingent upon performance of the services by the Company, (ii) does not include a profit component, and (iii) does not relate to any future deliverable, the revenue is recognized during the period in which the related services are performed and collection of such amounts is reasonable assured. Payments received from manufacturing services will be recognized when the earnings process related to the manufactured materials has been completed. Royalties to be received under the agreements will be recognized as earned.

The Company also generates revenue from other licenses of certain technologies and rental and other income from sublease agreements. License revenue is recognized on a straight-line basis over the term of the license agreement. Deferred revenue is recorded on the consolidated balance sheet when cash is received prior to the period in which the revenue is earned. Sublease and laboratory services revenues are recognized in the period in which they are earned.

Research and Development

Research and Development

The Company considers that regulatory and other uncertainties inherent in the research and development of new products preclude it from capitalizing such costs. Research and development expenses include salaries and related costs of research and development personnel, and the costs of consultants, facilities, materials and supplies associated with research and development projects as well as various laboratory studies. Indirect research and development costs include depreciation, amortization and other indirect overhead expenses.

The Company has research and development arrangements with third parties that include upfront and milestone payments. At September 30, 2013 and December 31, 2012, the Company had research and development commitments with third parties totaling $2,786 and $3,164, respectively, of which $1,267 and $1,431, respectively, had not yet been incurred. The commitments are generally cancellable by the Company at any time upon written notice.

Research and Development

The Company considers that regulatory and other uncertainties inherent in the research and development of new products preclude it from capitalizing such costs. Research and development expenses include salaries and related costs of research and development personnel, and the costs of consultants, facilities, materials and supplies associated with research and development projects as well as various laboratory studies. Indirect research and development costs include depreciation, amortization and other indirect overhead expenses.

The Company has research and development arrangements with third parties that include upfront and milestone payments. At December 31, 2012 and 2011, the Company had research and development commitments with third parties totaling $3,164 and $6,220, respectively, of which $1,431 and $1,665, respectively, had not yet been incurred. The commitments are generally cancellable by the Company at any time upon written notice.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents. Cash balances at a limited number of banks may periodically exceed insurable amounts. The Company believes that it mitigates its risk by investing in or through major financial institutions. Recoverability of investments is dependent upon the performance of the issuer. At September 30, 2013 and December 31, 2012, the Company had cash equivalent investments in highly liquid money market accounts at major financial institutions of $56,693 and $9,384, respectively.

Cash and Cash Equivalents

All highly liquid investments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents. Cash balances at a limited number of banks may periodically exceed insurable amounts. The Company believes that it mitigates its risk by investing in or through major financial institutions. Recoverability of investments is dependent upon the performance of the issuer. At December 31, 2012 and 2011, the Company had cash equivalent investments in highly liquid money market accounts at major financial institutions of $9,384 and $18,833, respectively.

Short-term and Long-term Investments

Short-term and Long-term Investments

Short-term and long-term investments include U.S. government debt securities, commercial paper and certificates of deposit. The Company determines the appropriate classification as short-term or long-term at the time of purchase based on original maturities and management’s reasonable expectation of sales and redemption. The Company reevaluates such classification at each balance sheet date. In June 2013, the Company’s board of directors approved an investment policy to invest cash in excess of immediate requirements in securities to preserve principal and maintain sufficient liquidity. Accordingly, the Company purchases U.S. government debt securities, commercial paper and certificates of deposit. The Company’s written investment policy requires investments to be explicitly rated by two of the three following rating services: Standard & Poor’s, Moody’s and/or Fitch and to have a minimum rating of A1, P1 and/or F-1, respectively, from those agencies. In addition, the investment policy limits the amount of credit exposure to any one issuer.

Short-term Investments

Short-term investments include certificates of deposit with original maturities between three months and one year. The carrying amount of short-term investments approximates fair value due to the short maturities of these instruments, and there are no unrealized gains or losses associated with these instruments. Certificates of deposit classified as short-term investments totaled $260 and $258 at December 31, 2012 and 2011, respectively.

Equity Securities

Equity Securities

The Company holds equity securities received and/or purchased from certain collaborative partners. Other than investments accounted for using the equity method and discussed below, the Company elected the fair value option to account for its equity securities held in these partners, some of which are equity method investments. These equity securities are recorded at fair value at each reporting date. Unrealized gains and losses resulting from fair value adjustments are reported in the consolidated statement of operations. These equity securities are classified as noncurrent in the consolidated balance sheet as the Company does not currently intend to sell these equity securities within one year. The Company has not sold any of these equity securities to date.

The Company records the fair value of securities received on the date the collaboration is consummated or the milestone is achieved using the closing, quoted price of the collaborator’s security on that date, assuming the transfer of consideration is considered perfunctory. If the transfer of the consideration is not considered perfunctory, the Company considers the specific facts and circumstances to determine the appropriate date on which to evaluate fair value. The Company also evaluates whether any discounts for trading restrictions or other basis for lack of marketability should be applied to the fair value of the securities at inception of the collaboration. In the event the Company concludes that a discount should be applied, the fair value of the securities is adjusted at inception of the collaboration and re-evaluated at each reporting period thereafter.

Equity Securities

The Company holds equity securities received and/or purchased from certain collaborative partners. Other than the investment in AquaBounty which was accounted for using the equity method and discussed below, the Company elected the fair value option to account for its equity securities held in these partners, including Ziopharm Oncology, Inc. (“Ziopharm”) which is an equity method investment. These equity securities are recorded at fair value at each reporting date. Unrealized gains and losses resulting from fair value adjustments are reported in the consolidated statement of operations. These equity securities are classified as noncurrent in the consolidated balance sheet as the Company does not currently intend to sell these equity securities within one year. The Company has not sold any of these equity securities to date.

The Company records the fair value of securities received on the date the collaboration is consummated or the milestone is achieved using the closing, quoted price of the collaborator’s security on that date, assuming the transfer of consideration is considered perfunctory. If the transfer of the consideration is not considered perfunctory, the Company considers the specific facts and circumstances to determine the appropriate date on which to evaluate fair value. The Company also evaluates whether any discounts for trading restrictions or other basis for lack of marketability should be applied to the fair value of the securities at inception of the collaboration. In the event the Company concludes that a discount should be applied, the fair value of the securities is adjusted at inception of the collaboration and re-evaluated at each reporting period thereafter.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset and liability. As a basis for considering such assumptions, the Company uses a three-tier fair value hierarchy that prioritizes the inputs used in its fair value measurements. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets and liabilities;

Level 2:	Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3:	Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available.

As discussed in “Equity Securities” above, the Company elected the fair value option for the equity securities held in certain collaborative partners.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset and liability. As a basis for considering such assumptions, the Company uses a three-tier fair value hierarchy that prioritizes the inputs used in its fair value measurements. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	Quoted prices in active markets for identical assets and liabilities;

Level 2	Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3	Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available.

As discussed in “Equity Securities” above, the Company elected the fair value option for the equity securities held in certain collaborative partners.

Concentrations of Risk

Concentrations of Risk

Due to the Company’s mix of fixed and variable rate securities holdings, the Company’s investment portfolio is susceptible to changes in interest rates. As of September 30, 2013, the Company’s investments had gross unrealized losses of $9. From time to time, the Company may liquidate some or all of its investments to fund operational needs or other activities, such as capital expenditures or business acquisitions. Depending on which investments the Company liquidates to fund these activities, the Company could recognize a portion, or all, of the gross unrealized losses.

Credit Risk Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and short-term investments.
Equity Method Investments

Equity Method Investments

Through March 15, 2013, the Company accounted for its investment in AquaBounty, a biotechnology company focused on improving productivity in commercial aquaculture, using the equity method of accounting as the Company had the ability to exercise significant influence over, but not control, the operating activities of AquaBounty. Under the equity method of accounting, the Company included its pro-rata share of AquaBounty’s operating results, adjusted for accretion of basis difference, on a separate line in the consolidated statement of operations called “Equity in net loss of affiliate.” On the consolidated balance sheet as of December 31, 2012, the Company presented its investment in AquaBounty as Investment in affiliate. The excess cost over the Company’s pro-rata share of AquaBounty’s net assets was identifiable intangible assets and equity-method goodwill. This equity-method goodwill was not amortized; however, the investment in AquaBounty was analyzed for impairment on a periodic basis or if an event occurred or circumstances changed that indicate the carrying amount may be impaired. On March 15, 2013, the Company acquired additional ownership interests in AquaBounty resulting in the Company gaining control over and thus consolidating AquaBounty. See Note 6 for additional discussion of this transaction.

The Company accounts for its investment in S & I Ophthalmic using the equity method of accounting as the Company has the ability to exercise significant influence over, but not control, the operating activities of S & I Ophthalmic. Under the equity method of accounting, the Company includes its pro-rata share of S & I Ophthalmic’s operating results on a separate line in the consolidated statement of operations called “Equity in net loss of affiliate”. On the consolidated balance sheet as of September 30, 2013, the Company presented its investment in S & I Ophthalmic as Investment in affiliate. See Note 7 for additional discussion of S & I Ophthalmic.

The Company determined that it has significant influence over two and one of its collaborators as of September 30, 2013 and December 31, 2012, respectively based on its ownership interest, representation on the board of directors of the collaborator and other qualitative factors. As of December 31, 2012, the Company determined that one of these collaborators, Ziopharm Oncology, Inc. (“Ziopharm”), met the criteria of SEC Regulation S-X Article 3-09 for inclusion of separate financial statements of an equity method investment. The Company accounts for this investment using the fair value option. The fair value of the Company’s equity securities of Ziopharm is $53,321 and $56,298 as of September 30, 2013 and December 31, 2012, respectively, and is included as equity securities in the respective consolidated balance sheets. The Company’s ownership percentage of Ziopharm is 16.2% and 16.3% at September 30, 2013 and December 31, 2012, respectively. Unrealized appreciation (depreciation) in the fair value of the Company’s equity securities held in Ziopharm is $24,766 and $(4,948) for the three months ended September 30, 2013 and 2012, respectively, and $(2,977) and $8,773 for the nine months ended September 30, 2013 and 2012, respectively. Summarized unaudited financial information for Ziopharm for the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Revenues	$200	$200	$600	$600
Operating expenses	9,315	21,927	51,592	63,926

Loss from operations	(9,115)	(21,727)	(50,992)	(63,326)
Other	(7,598)	3,903	2,789	(2,581)

Net loss	$(16,713)	$(17,824)	$(48,203)	$(65,907)

Equity Method Investments

The Company accounts for its investment in AquaBounty Technologies, Inc. (“AquaBounty”), a biotechnology company focused on improving productivity in commercial aquaculture, using the equity method of accounting as the Company has the ability to exercise significant influence over, but not control, the operating activities of AquaBounty. Under the equity method of accounting, the Company includes its pro-rata share of AquaBounty’s operating results, adjusted for accretion of basis difference, on a separate line in the consolidated statement of operations called “Equity in net loss of affiliate.” On the consolidated balance sheet, the Company presents its investment in AquaBounty as a separate non-current asset called “Investment in affiliate.” The excess cost over the Company’s pro-rata share of AquaBounty’s net assets is identifiable intangible assets and equity-method goodwill. This equity-method goodwill is not amortized; however, the investment in AquaBounty is analyzed for impairment on a periodic basis or if an event occurs or circumstances change that indicate the carrying amount may be impaired.

The Company determined that it has significant influence over one of its collaborative partners, Ziopharm, a publicly traded small molecule late-stage oncology drug development company, as of December 31, 2012 and 2011, based on its ownership interest, representation on Ziopharm’s board of directors, as well as other qualitative factors. The Company accounts for this investment using the fair value option. The fair value of the Company’s equity securities of Ziopharm is $56,298 and $35,162 as of December 31, 2012 and 2011, respectively, and is included as equity securities in the respective consolidated balance sheets. The Company’s ownership percentage of Ziopharm is 16.3% and 11.5% at December 31, 2012 and 2011, respectively. Unrealized depreciation in the fair value of the Company’s equity securities held in Ziopharm is $7,194 and $4,924 for the years ended December 31, 2012 and 2011, respectively.

Variable Interest Entities

Variable Interest Entities

The Company identifies entities that either (1) do not have sufficient equity investment at risk to permit the entity to finance its activities without additional subordinated financial support or (2) in which the equity investors lack an essential characteristic of a controlling financial interest as variable interest entities (“VIE” or “VIEs”). The Company performs an initial and on-going evaluation of the entities with which the Company has variable interests to determine if any of these entities are a VIE. If an entity is identified as a VIE, the Company performs an assessment to determine whether the Company has both (1) the power to direct activities that most significantly impact the VIE’s economic performance and (2) have the obligation to absorb losses from or the right to receive benefits of the VIE that could potentially be significant to the VIE. If both of these criteria are satisfied, the Company is identified as the primary beneficiary of the VIE. As of December 31, 2012, the Company’s investment in affiliate, AquaBounty, is identified as a VIE. The Company is not the primary beneficiary for this entity as the Company does not have the power to direct the activities that most significantly impact the economic performance of the VIE. As of December 31, 2012, the total carrying value of the Company’s investment in the VIE was $5,726, which is the investment in AquaBounty. On March 15, 2013, the Company began consolidating AquaBounty in the Company’s results of operations and financial position as a result of the Company’s ownership in AquaBounty exceeding 50% (Note 6). The Company’s maximum exposure to loss related to this VIE as of December 31, 2012 was limited to the carrying value of the investment in affiliate. As of September 30, 2013, two of the Company’s collaborators, AmpliPhi Biosciences Corporation (“AmpliPhi”) and Genopaver, LLC (“Genopaver”), were identified as VIEs. The Company is not the primary beneficiary for either of these entities as the Company does not have the power to direct the activities that most significantly impact the economic performance of the VIEs. As of September 30, 2013, the total carrying value of the Company’s investment in the VIEs was $11,540, which is equal to the value of the equity securities holdings in those VIEs.

Variable Interest Entities

The Company identifies entities that either (1) do not have sufficient equity investment at risk to permit the entity to finance its activities without additional subordinated financial support or (2) in which the equity investors lack an essential characteristic of a controlling financial interest as variable interest entities (“VIE or VIEs”). The Company performs an initial and on-going evaluation of the entities with which the Company has variable interests to determine if any of these entities are a VIE. If an entity is identified as a VIE, the Company performs an assessment to determine whether the Company has both (1) the power to direct activities that most significantly impact the VIE’s economic performance and (2) have the obligation to absorb losses from or the right to receive benefits of the VIE that could potentially be significant to the VIE. If the Company has both these criterion, the Company is identified as the primary beneficiary of the VIE. As of December 31, 2011, the Company did not identify any VIEs. As of December 31, 2012, the Company’s investment in affiliate, AquaBounty, is identified as a VIE. The Company is not the primary beneficiary for this entity as the Company does not have the power to direct the activities that most significantly impact the economic performance of the VIE. As of December 31, 2012, the total carrying value of the Company’s investment in the VIE was $5,726, which is the investment in AquaBounty. The Company’s maximum exposure to loss related to this VIE as of December 31, 2012 was limited to the carrying value of the investment in affiliate.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Major additions or betterments are charged to the property accounts while repairs and maintenance are generally expensed as incurred. Depreciation and amortization is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of these assets are as follows:

Years

Building	13
Furniture and fixtures	7
Lab equipment	2–7
Computer hardware	5–7
Software	3–5

Leasehold improvements are amortized over the shorter of the useful life of the asset or the applicable lease term, generally one to four years.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Major additions or betterments are charged to the property accounts while repairs and maintenance are generally expensed as incurred. Depreciation and amortization is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of these assets are as follows:

Years

Furniture and fixtures	7
Lab equipment	2–7
Computer hardware	5–7
Software	3–5

Leasehold improvements are amortized over the shorter of the useful life of the asset or the applicable lease term, generally one to four years.

Intangible Assets

Intangible Assets

Intangible assets subject to amortization consist of patents and related technologies acquired in mergers and acquisitions and a favorable lease asset acquired upon the assumption of a lease agreement. These intangible assets subject to amortization were recorded at fair value at the date of acquisition and are stated net of accumulated amortization. Indefinite-lived intangible assets consist of in-process research and development acquired as a result of a step acquisition (Note 6) and is recorded at fair value at the date of the step acquisition.

The Company applies the provisions of ASC Topic 350, Intangibles, Goodwill and Other, which requires the amortization of long-lived intangible assets to reflect the pattern in which the economic benefits of the intangible asset are expected to be realized. The intangible assets are amortized over their remaining estimated useful lives, ranging from seven to fourteen years for the patents and related technologies, and through the end of the original lease term, February 1, 2013, for the favorable lease asset.

Intangible Assets

Intangible assets subject to amortization consist of patents and related technologies acquired as a result of the Company’s mergers and acquisitions (Note 3) and a favorable lease asset acquired upon the assumption of a lease agreement. These intangible assets subject to amortization were recorded at fair value at the date of acquisition and are stated net of accumulated amortization.

The Company applies the provisions of ASC Topic 350, Intangibles, Goodwill and Other, which requires the amortization of long-lived intangible assets to reflect the pattern in which the economic benefits of the intangible asset are expected to be realized. The intangible assets are amortized over their remaining estimated useful lives, ranging from seven to fourteen years for the patents and related technologies, and through the end of the original lease term, February 1, 2013, for the favorable lease asset.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets to be held and used, including property, plant and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable.

Indefinite-lived intangible assets, including in-process research and development, are tested for impairment annually, or more frequently if events or circumstances between annual tests indicate that the asset may be impaired. Impairment losses on indefinite-lived intangible assets are recognized based solely on a comparison of their fair value to carrying value, without consideration of any recoverability test. The Company monitors the progression of its in-process research and development, as the likelihood of success is contingent upon regulatory approval.

Impairment of Long-Lived Assets

Long-lived assets to be held and used, including property, plant and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to both differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date of the change. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company identifies any uncertain income tax positions and recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest, if any, related to unrecognized tax benefits as a component of interest expense. Penalties, if any, are recorded in general and administrative expenses.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to both differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date of the change. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company identifies any uncertain income tax positions and recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest, if any, related to unrecognized tax benefits as a component of interest expense. Penalties, if any, are recorded in general and administrative expenses.

Comprehensive Loss

Comprehensive Loss

For all periods presented, the comprehensive loss was equal to the net loss; therefore, a separate statement of comprehensive loss is not included in the accompanying consolidated financial statements.

Net Income (Loss) per Share and Unaudited Pro Forma Net Loss per Share

Net Income (Loss) per Share and Unaudited Pro Forma Net Loss per Share

For three months ended September 30, 2012 and the nine months ended September 30, 2013 and 2012, basic net loss per share is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, preferred stock prior to the conversion to common stock, stock options and warrants are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and, therefore, basic and diluted net loss per share were the same for the three months ended September 30, 2012 and the nine months ended September 30, 2013 and 2012.

For the three months ended September 30, 2013, basic and diluted net income per share are presented in conformity with the two-class method, which is required because the Company had issued securities other than common stock that participate in dividends with common stock (“participating securities”). Shares of the Company’s preferred stock were considered participating securities for the periods up to immediately prior to the closing of the Company’s IPO on August 13, 2013 when all preferred stock was converted to common stock. The Company’s preferred stock did not participate in the allocation of losses of the Company.

The two-class method requires that the Company calculate the net income per share attributable to common shareholders, which will differ from the Company’s net income. Net income attributable to common shareholders is generally equal to net income less the accretion of dividends on preferred stock with any remaining earnings, after deducting dividends, allocated between the preferred shareholders and common shareholders as of the end of the period. The basic net income per share attributable to common shareholders is calculated by dividing the net income attributable to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted net income per share attributable to common shareholders is computed by giving effect to all potential dilutive common stock equivalents outstanding during the period. For purposes of this calculation, preferred stock, stock options and warrants are considered to be common stock equivalents.

The calculations for the unaudited pro forma basic and diluted net loss per share assume the conversion of all outstanding shares of redeemable convertible preferred stock, plus the cumulative dividends payable to the convertible preferred shareholders, into shares of common stock upon the closing of the Company’s IPO, as if the conversions had occurred at the beginning of the period or issuance date, if later. The unaudited pro forma net loss attributable to common shareholders used in the calculations of unaudited pro forma basic and diluted net loss per share has been adjusted to remove the cumulative preferred stock dividends.

Net Loss per Share and Unaudited Pro Forma Net Loss per Share

Basic net loss per share is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, preferred stock, stock options and warrants are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and, therefore, basic and diluted net loss per share were the same for all periods presented.

The calculations for the unaudited pro forma basic and diluted net loss per share assume the conversion of all outstanding shares of redeemable convertible preferred stock, plus the cumulative dividends payable to the convertible preferred shareholders, into shares of common stock upon the closing of a qualified initial public offering, as if the conversions had occurred at the beginning of the period or issuance date, if later. The unaudited pro forma net loss used in the calculations of unaudited pro forma basic and diluted net loss per share has been adjusted to remove the cumulative preferred stock dividends.

Segment Information

Segment Information

The Company has determined that it operates in one segment. The Company uses synthetic biology for the creation of distinct products for collaboration with partners. All of the Company’s revenues are derived in the United States of America. Substantially all of the Company’s assets are located in the United States of America.

Segment Information

The Company has determined that it operates in one segment. The Company uses synthetic biology for the creation of distinct products for collaboration with partners. All of the Company’s revenues are derived in the United States of America. As of December 31, 2012 and 2011, all of the Company’s assets are located in the United States of America.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company has implemented the provisions of ASU 2013-02 as of January 1, 2013. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The new standards are effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. The Company has implemented the provisions of ASU 2011-11 as of January 1, 2013. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under International Financial Reporting Standards (“IFRS”) or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company adopted this amendment on January 1, 2012. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for the Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. The Company has implemented the provisions of ASU 2011-05 as of January 1, 2012. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will implement the provisions of ASU 2013-02 as of January 1, 2013. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The new standards are effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

Reclassifications		Reclassifications Certain reclassifications have been made to the prior year consolidated financial statements to conform to the current year presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Unaudited Financial Information

Unaudited Financial Information

The accompanying interim consolidated financial statements are unaudited and have been prepared in accordance with U.S. GAAP. Certain information and footnote disclosures normally included in the Company’s annual financial statements have been condensed or omitted. These interim consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for fair statement of the Company’s financial position as of September 30, 2013 and results of operations and cash flows for the interim periods ended September 30, 2013 and 2012. These interim financial results are not necessarily indicative of the results to be expected for the year ending December 31, 2013, or for any other future annual or interim period. The accompanying interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes thereto for the year ended December 31, 2012, included in the Prospectus that forms a part of the Company’s Registration Statement on Form S-1 (File No. 333-189853), which was filed with the Securities and Exchange Commission pursuant to Rule 424 on August 8, 2013.

Goodwill

Goodwill

Goodwill is an asset that represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized (Note 6). Goodwill is reviewed for impairment at least annually. The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than the carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company intends to perform its annual impairment review of goodwill in the fourth quarter, or sooner if a triggering event occurs prior to the annual impairment review.